TAX STATUS	12 Months Ended
Dec. 31, 2025
EBP 2012 Employee Stock Purchase Plan
EBP, Tax Status [Line Items]
TAX STATUS	TAX STATUS
The Plan is intended to qualify as an “Employee Stock Purchase Plan” within the meaning of Section 423 of the Code. The Plan is not intended to be a qualified pension, profit-sharing or stock bonus plan under Section 401(a) of the Code, nor is it intended to be subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). The Plan does not provide for withholding or payment of income taxes. Participants are not taxed on the 15% stock price discount at the time of purchase. Upon the sale of Flotek Stock purchased under the Plan, participants are subject to income taxes. The amount of any tax depends on how long the shares are held and the disposition price.
The Plan administrator has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025 and 2024 there are no uncertain tax positions taken or expected to be taken, that would require recognition of a liability or asset, or disclosure in the financial statements. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits in progress for any tax period.